Schedule of Disaggregated Information of Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Product Information [Line Items]
Revenues	$ 1,147,748	$ 1,926,008	$ 335,000
Interest Income and Others [Member]
Product Information [Line Items]
Revenues	1,296	280	18,839
Transferred over Time [Member] | Fintech Fervice Fees Algorithm and Big Data [Member]
Product Information [Line Items]
Revenues	1,146,452	1,804,496	131,842
Transferred over Time [Member] | Administrative Fees Expense [Member]
Product Information [Line Items]
Revenues		33,708	33,528
Transferred at Point in Time [Member] | Fintech Service Fees Blockchain [Member]
Product Information [Line Items]
Revenues		23,230	22,888
Transferred at Point in Time [Member] | Project Research Fees [Member]
Product Information [Line Items]
Revenues		64,294
Transferred at Point in Time [Member] | Investment Brokerage Fees [Member]
Product Information [Line Items]
Revenues			127,903
Third Parties [Member]
Product Information [Line Items]
Revenues	1,147,748	1,892,300	301,472
Third Parties [Member] | Interest Income and Others [Member]
Product Information [Line Items]
Revenues	1,296	280	18,839
Third Parties [Member] | Transferred over Time [Member] | Fintech Fervice Fees Algorithm and Big Data [Member]
Product Information [Line Items]
Revenues	$ 1,146,452	1,804,496	131,842
Third Parties [Member] | Transferred over Time [Member] | Administrative Fees Expense [Member]
Product Information [Line Items]
Revenues
Third Parties [Member] | Transferred at Point in Time [Member] | Fintech Service Fees Blockchain [Member]
Product Information [Line Items]
Revenues		23,230	22,888
Third Parties [Member] | Transferred at Point in Time [Member] | Project Research Fees [Member]
Product Information [Line Items]
Revenues		64,294
Third Parties [Member] | Transferred at Point in Time [Member] | Investment Brokerage Fees [Member]
Product Information [Line Items]
Revenues			127,903
Related Party [Member]
Product Information [Line Items]
Revenues		33,708	33,528
Related Party [Member] | Interest Income and Others [Member]
Product Information [Line Items]
Revenues
Related Party [Member] | Transferred over Time [Member] | Fintech Fervice Fees Algorithm and Big Data [Member]
Product Information [Line Items]
Revenues
Related Party [Member] | Transferred over Time [Member] | Administrative Fees Expense [Member]
Product Information [Line Items]
Revenues		33,708	33,528
Related Party [Member] | Transferred at Point in Time [Member] | Fintech Service Fees Blockchain [Member]
Product Information [Line Items]
Revenues
Related Party [Member] | Transferred at Point in Time [Member] | Project Research Fees [Member]
Product Information [Line Items]
Revenues
Related Party [Member] | Transferred at Point in Time [Member] | Investment Brokerage Fees [Member]
Product Information [Line Items]
Revenues